SUMMARY OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Notes and other explanatory information [abstract]
Prepaid expenses	$ 67,418	$ 191,322	$ 18,246	$ 7,067
Deposits on inventory	317,864	475,458	56,261	111,302
Deposits	10,694	10,694	7,067
Total	$ 395,976	$ 677,474	$ 81,574	$ 118,369